Fair value of financial instruments - Fair Value Liabilities Measured on Nonrecurring Basis (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 30, 2019	May 20, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 50,000
Share price (in dollars per share)				$ 2.04	$ 8.61
Series B Preferred Stock Warrants at closing[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Issued at Closing of Equity Agreement	900,000	2,545,934
Share price (in dollars per share)	$ 3.75	$ 4.21
Fair Value, Measurements, Nonrecurring [Member] | Series B Preferred Stock Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series B Preferred Stock FV			$ 81,300
Fair Value, Measurements, Nonrecurring [Member] | Series B Preferred Stock Warrants at closing[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series B Preferred Stock Warrants FV at closing			14,100
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series B Preferred Stock FV			81,300
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Series B Preferred Stock Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Series B Preferred Stock Warrants at closing[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) | Series B Preferred Stock Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) | Series B Preferred Stock Warrants at closing[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			0
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) | Series B Preferred Stock Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			81,300
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) | Series B Preferred Stock Warrants at closing[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			$ 14,100
Series B-2 Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SeriesB Preferred Shares to be Issued in Equity Agreement	50,000
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 50,000